Capital adequacy	12 Months Ended
Sep. 30, 2024
Capital adequacy
Capital adequacy

Note 27. Capital adequacy

APRA is the prudential regulator of ADI’s including Westpac. APRA measures an ADI’s regulatory capital using the following measures:

Level of capital	Definition
Common Equity Tier 1 Capital (CET1)

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital

The sum of CET1 and AT1 Capital. AT1 Capital comprises high quality components of capital that consists of certain securities not included in CET1, but which include loss absorbing characteristics. AT1 instruments convert into equity and absorb losses when certain triggers are met.

Total Regulatory Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses when certain triggers are met.

Leverage ratio

The Leverage ratio is calculated as Tier 1 Capital divided by the Exposure Measure, where the Exposure Measures consists of on balance sheet items, derivatives exposure, securities financing transaction (SFT) exposures and non-market related off balance sheet exposures.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain minimum Prudential Capital Requirements (PCRs) being:

●	CET1 Ratio of at least 4.5%;
●	Tier 1 Capital Ratio of at least 6.0%; and
●	Total Regulatory Capital Ratio of at least 8.0%.

APRA may also require ADIs, including Westpac, to meet PCRs above the industry PCRs. APRA does not allow the PCRs for individual ADIs to be disclosed. APRA also requires ADIs to hold additional CET1 buffers comprising of:

●	A capital conservation buffer of 4.75% that includes a 1% surcharge for ADIs designated by APRA as D-SIBs. APRA has determined that Westpac is a D-SIB; and
●	Countercyclical capital buffer of 1.0%. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to the default of 1.0% for Australian exposures, however this may be varied by APRA in the range of 0% to 3.5%.

Collectively, the above buffers are referred to as the “Capital Buffer”. Should the CET1 capital ratio fall within the capital buffer range, restrictions on the distribution of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

The Total CET1 Requirement for Westpac is at least 10.25%, (based on an industry minimum CET1 requirement of 4.5% plus a Capital Buffer of at least 5.75% applicable to D-SIBs), the Tier 1 Capital Ratio requirement is at least 11.75% and the Total Regulatory Capital Ratio requirement is at least 13.75%[1].

In addition, APRA’s capital framework also requires an ADI to maintain a minimum leverage ratio of 3.5%. APRA may also vary the minimum leverage ratio for an individual ADI.

Capital management strategy

Westpac evaluates its approach to capital management through an annual Internal Capital Adequacy Assessment Process (ICAAP). Key features include:

●	The development of a capital management strategy, including consideration of regulatory capital minimums, capital buffers and contingency plans;
●	Consideration of regulatory capital requirements and the perspectives of external stakeholders including rating agencies as well as equity and debt investors; and
●	A stress testing framework that tests our resilience under a range of adverse economic scenarios.

The Board has determined a target CET1 operating capital range of between 11.0% and 11.5%, in normal operating conditions.

1.	Noting that APRA may apply higher requirements for an individual ADI.